Personnel expenses (Detail) - CHF (SFr) SFr in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Personnel Expenses [Line Items]
Salaries and variable compensation		SFr 2,084	SFr 2,211		SFr 2,125	SFr 4,295		SFr 4,559
Financial advisor variable compensation	[1]	996	974		992	1,970		1,979
Contractors		50	41		72	90		164
Social security		156	189		166	346		364
Pension and other post-employment benefit plans		119	21	[2]	133	140	[2]	332
Other personnel expenses		118	120		123	238		256
Total personnel expenses		3,524	3,556		3,611	7,080	[3],[4]	7,654	[3]
Profit / (loss) before tax		SFr 1,553	1,783		SFr 1,441	SFr 3,336	[3]	SFr 3,082	[3]
Changes to Pension Fund of UBS in Switzerland
Personnel Expenses [Line Items]
Profit / (loss) before tax			SFr 123

[1]
Financial advisor variable compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

[2]
Changes to the Pension Fund of UBS in Switzerland in the first quarter of 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of CHF 123 million was recognized in the income statement in the first quarter of 2018, with no overall effect on total equity. Refer to “Note 5 Personnel expenses” in the “Consolidated financial statements” section of the first quarter 2018 report for more information.

[3]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[4]
The decrease compared with the first six months of 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG in 2017. Refer to the Annual Report 2017 for more information.